Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward to offset future taxable income	$ 71,007
Amount of net operating loss carry forward that will expire	54,989
Expiration period of operating loss carry forward	Between 2020 and 2033
Deferred tax liability, unremitted earnings	300
Gross unrecognized tax benefits	0	0		1,541
Accrued for interest and penalties	$ 0
Intellectual Property
Income Tax Examination [Line Items]
Tax ruling, special deduction end period	December 31, 2018
Tax ruling, special deduction effects per share		$ 0.07	$ 0.04
Dutch tax ruling
Income Tax Examination [Line Items]
Innovation box regime percent	5.00%
Statutory corporate income tax rate	25.00%
Effective tax rate	16.00%	19.00%	22.00%
Tax ruling, special deduction end period	December 2020